Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
OPERATING ACTIVITIES:
Consolidated net income (loss)	$ 516,859	$ (1,695,957)	$ 1,001,605		$ 52,243
Adjustments to reconcile consolidated net income (loss) to net cash used in operating activities:
Depreciation and amortization	127,325	80,601	116,218		52,671
Loss on disposal of real estate assets		13,461	13,461	[1]
Gain on disposal of property and equipment		(966)	(966)
Equity in earnings of unconsolidated affiliate	(463,488)		(22,954)
Equity-based compensation expense	101,477	69,304	102,238		20,340
Operating distributions from unconsolidated affiliate	486,442
Changes in operating assets and liabilities:
Accounts receivable	663,493	(398,714)	(3,078,121)	[1]	(320,861)	[1]
Revenue in excess of billings	213,252	187,805	86,586		(335,460)
Prepaid expenses and deposits	(4,665)	(3,639)	(14,617)		2,191
Pre-development costs	25,624	(439,763)	174,830		211,418
Accounts payable and accrued liabilities	(1,158,297)	(25,893)	1,221,299	[1]	135,764	[1]
Deferred rent	58,039	89,712	80,508
Net cash provided by (used in) operating activities	566,061	(2,124,049)	(319,913)		(181,694)
INVESTING ACTIVITIES:
Capital expenditures	(49,108)	(285,373)	(344,590)		(97,652)
Cash acquired in reverse merger					5,009,927
Proceeds from disposal of real estate assets		13,483	13,483	[1]
Proceeds from disposal of property and equipment		1,750	1,750
Investment in unconsolidated joint venture/affiliate		(754,524)	(1,940,282)		(2,551,343)
Distributions from unconsolidated joint venture	734,657
Change in restricted cash		1,006,342	1,006,342		(1,006,342)
Net cash (used in) provided by investing activities	685,549	(18,322)	(1,263,297)		1,354,590
FINANCING ACTIVITIES:
Proceeds from line of credit					500,000
Distributions to noncontrolling interests	(9,974)
Payments on line of credit					(500,000)
Borrowings from senior subordinated notes, related parties					114,123
Principal payments on debt					(25,850)
Proceeds from the issuance of common stock					1,645
Net cash (used in) provided by financing activities	(9,974)				89,918
Net change in cash and cash equivalents	1,241,636	(2,142,371)	(1,583,210)		1,262,814
Cash and cash equivalents, beginning of period	1,930,441	3,513,651	3,513,651		2,250,837
Cash and cash equivalents, end of period	3,172,077	1,371,280	1,930,441		3,513,651
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest					10,959
Supplemental disclosure of non-cash activity:
Landlord reimbursement of capital expenditures			$ 245,000

[1]	As contemplated by the Acquisition (as defined in Note 1 below), the Company transferred its interests in nine subsidiaries holding real estate assets on March 25, 2011, as further described in Note 3 below, to CDA Fund, LLC ("CDA,") a subsidiary of BOCO Investments, LLC ("BOCO.") In exchange, CDA assumed the Company's related party senior notes with BOCO and GDBA Investments LLLP. ("GDBA,") as well as the credit facility with First-Citizens Bank & Trust Company ("First Citizens Bank.") In addition, CDA assumed certain accrued liabilities of approximately $24,000 and accounts receivable of approximately $112,000 related to the assumed real estate assets. The transfer resulted in a loss of $13,461 for the year ended December 31, 2011. The related party debt and the credit facility that were assumed by CDA were no longer obligations of the Company as of March 25, 2011. BOCO and GDBA are related parties. See the discussion of our related parties in Note 12.